CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) $ in Thousands	Sep. 30, 2016 USD ($)
Current Assets:
Cash and cash equivalents	$ 1,386
Accounts receivable
Trade	19,011
Oil, natural gas and NGL sales	24,444
Inventory and prepaid expenses	5,695
Commodity derivative asset	532
Total Current Assets	51,068
Property and Equipment (successful efforts method), at cost:
Proved oil and gas properties	1,405,817
Unproved oil and gas properties	318,267
Wells in progress	61,064
Less: accumulated depletion, depreciation and amortization	(341,050)
Net oil and gas properties	1,444,098
Other property and equipment, net of accumulated depreciation (Note 2)	29,346
Net Property and Equipment	1,473,444
Non-Current Assets:
Cash held in escrow	42,000
Deferred equity issuance costs	5,126
Other non-current assets	1,767
Total Non-Current Assets	48,893
Total Assets	1,573,405
Current Liabilities:
Accounts payable and accrued liabilities	76,982
Revenue payable	48,980
Production taxes payable	27,149
Commodity derivative liability	21,776
Accrued interest payable	8,792
Asset retirement obligations	3,742
Total Current Liabilities	187,421
Non-Current Liabilities:
Credit facility	89,000
Senior Notes, net of unamortized debt issuance costs (Note 4)	537,601
Production taxes payable	23,406
Commodity derivative liability	6,727
Other non-current liabilities	3,523
Asset retirement obligations	49,492
Total Non-Current Liabilities	709,749
Total Liabilities	897,170
Members' Equity:
Retained earnings (deficit)	(207,634)
Total Members' Equity	676,235
Total Liabilities and Members' Equity	1,573,405
Preferred Tranche C units
Members' Equity:
Preferred and Common Members' equity	370,418
Tranche A units
Members' Equity:
Preferred and Common Members' equity	$ 513,451